Investment in joint venture - Disclosure of estimated recoverable amount of AGM CGU and its carrying value (Details) - Asanko Gold Mine (AGM) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Investment In Joint Venture [Line Items]
Net present value of estimated LOM cash flows (18% discount rate)	$ 146,517
Value beyond proven and probable reserves	28,000
Cost to sell (2% selling fee)	(3,490)
Estimated recoverable amount of the AGM CGU	171,027
Carrying value of AGM CGU at December 31	107,827
Reversal of impairment on MPP&E for the year ended December 31	$ 63,200